Debt 3.25% Convertible Senior Debentures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Losses on Extinguishment of Debt	$ 51,496,000	$ 35,092,000	$ 0
Write Off Of Deferred Debt Issuance Cost	4,784,000	12,466,000	6,012,000
Long-term Debt, Gross	2,500,434,000	2,473,927,000
3.25% Convertible Senior Debentures, Due 2035 [Member]
Amortization of Financing Costs	700,000	800,000	1,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Deferred Finance Costs, Gross	17,600,000
Total consideration to complete debt extinguishment		25,000,000
Percent threshold average share price after stated period to allow cash distribution	120.00%
Percent stock price closes above conversion price for option of conversion	130.00%
Debt Instrument, Convertible, Conversion Price	$ 77.88
Losses on Extinguishment of Debt		1,800,000
Extinguishment of Debt, Amount			525,000,000
Long-term Debt, Gross	$ 427,500,000	$ 427,500,000